Critical accounting judgements and key sources of estimation uncertainty (Details) £ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£) pensionScheme country	Dec. 31, 2023 GBP (£) country pensionScheme	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Disclosure of changes in accounting estimates [line items]
Share of profit (loss) of associates and joint ventures accounted for using equity method	£ 31,376	£ 30,328
Taxation	526	756	£ 707
Tax payable, current	703	500
Tax payable, non-current	0	75
Current tax recoverable	489	373
Uncertain tax position charge	636	584
Legal costs	1,964	271
Provision for legal and other disputes	1,446	267
Contingent consideration and put option liabilities	1,762	768
Contingent consideration liabilities	£ 7,280	£ 6,662	7,068	£ 6,076
Number of pension schemes in surplus | pensionScheme	3	3
Surplus on UK defined benefit schemes	£ 725	£ 457
Pension surplus	£ 173	£ 177
Number of countries with pension surpluses | country	5	5
Other intangible assets	£ 15,515	£ 14,768	14,318
Licenses, patents, amortised brands
Disclosure of changes in accounting estimates [line items]
Other intangible assets	14,936	14,166	£ 13,663
Depreciation, amortization, and impairment
Disclosure of changes in accounting estimates [line items]
Other intangible assets	(16,124)	(14,579)
Depreciation, amortization, and impairment | Licenses, patents, amortised brands
Disclosure of changes in accounting estimates [line items]
Other intangible assets	(14,535)	(13,197)
Total for all business combinations
Disclosure of changes in accounting estimates [line items]
Contingent consideration liabilities	7,280	6,662
Shionogi-ViiV healthcare joint venture
Disclosure of changes in accounting estimates [line items]
Contingent consideration liabilities	6,061	5,718
Actuarial assumption percentage rate change
Disclosure of changes in accounting estimates [line items]
Taxation	£ 526	756
Actuarial assumption percentage rate change | Sensitivity analysis for actuarial assumptions
Disclosure of changes in accounting estimates [line items]
Percentage of decrease in discount rate	0.25%
Net pension deficit	£ 320
(Decrease)/increase in annual pension cost	£ 17
Percentage of increase in discount rate	0.25%
Net pension deficit	£ 309
Decrease in annual pension cost	£ 19
Discount Rate at 0.75% | Sensitivity analysis for actuarial assumptions
Disclosure of changes in accounting estimates [line items]
Percentage of decrease in discount rate	0.75%
Net pension deficit	£ 1,012
(Decrease)/increase in annual pension cost	£ 51
Percentage of increase in discount rate	0.75%
Net pension deficit	£ 883
Decrease in annual pension cost	55
US Pharmaceuticals and vaccines | Estimated rebates, discounts or allowances payable to customers
Disclosure of changes in accounting estimates [line items]
Share of profit (loss) of associates and joint ventures accounted for using equity method	16,384	15,820
Incidental deductions to turnover	14,100	16,539
Customer return and rebate accruals	£ 5,235	£ 5,951